Regulatory Requirements (Tables)	12 Months Ended
Mar. 31, 2024
Regulatory Requirements [Abstract]
Schedule of Capital Requirements	The following table summarizes the minimum regulatory capital as established by the HKSFC that the Company were required to maintain as of March 31, 2024 and 2023 and the actual amounts of capital that were maintained.
Capital requirements as of March 31, 2024	Minimum regulatory capital requirements	Capital levels maintained
	$’000	$’000

Solomon JFZ (Asia) Holdings Limited	383	3,573
Capital requirements as of March 31, 2023	Minimum regulatory capital requirements	Capital levels maintained
	$’000	$’000

Solomon JFZ (Asia) Holdings Limited	383	1,632